                                   Aston Funds

                   ASTON/SGA INTERNATIONAL SMALL-MID CAP FUND
                                  (THE "FUND")

                                 CLASS N SHARES

                       SUPPLEMENT DATED FEBRUARY 21, 2008
                TO THE CLASS N PROSPECTUS DATED NOVEMBER 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
          THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION
                              WITH THE PROSPECTUS.

ADDITION OF PORTFOLIO MANAGER

Effective February 21, 2008, an additional portfolio manager has been named to the Fund.

The following information should be added to the Management of the Fund section regarding the portfolio management of the ASTON/SGA INTERNATIONAL SMALL-MID CAP
FUND:

PORTFOLIO MANAGER        INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------
Mark Wimer, CFA          Portfolio Manager of the Fund since February 2008, Mr.
                         Wimer has been with the Subadviser since January 2008.
                         Prior to joining SGA, Mr. Wimer was Principal and lead
                         portfolio manager of quantitative managed strategies at
                         Harris Investment Management, Chicago, IL from January
                         2006 to December 2007. Additionally, Mr. Wimer was
                         Director of Quantitative Research at Deutsche Bank,
                         Chicago, IL from November 2004 to June 2005 and Vice
                         President of Quantitative Research and Research Sales
                         at Charles Schwab from February 2000 to October 2004.
                         Mr. Wimer has a BS in Computer & Electrical Engineering
                         from Purdue University and an MBA from the Johnson
                         School at Cornell University and holds the Chartered
                         Financial Analyst designation.
--------------------------------------------------------------------------------



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com



                                                              ATN SGA Sup 022008